                                                 LINDA M. HERNANDEZ
                                                 Legal Specialist


September 21, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two - NatCity Director Variable Annuity
         File No. 333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 3, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact me at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez